Transactions With Related Parties	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Transactions With Related Parties

21. Transactions With Related Parties

The Company has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers, their immediate families, and affiliated companies in which they have 10% or more beneficial ownership (commonly referred to as related parties). Total loans committed to related parties were not significant at September 30, 2014 and 2013.

In conjunction with the purchase of the Company on June 3, 2008, the subordinated capital notes with Capital Investors, LLC were redeemed and a new subordinated capital note was issued to NAB New York (a branch of NAB) in the amount of $35.80 million. The subordinated capital note bears interest at a floating rate of LIBOR plus 205 basis points and is due June 3, 2018, with interest payable quarterly. The interest rate at September 30, 2014, was 2.2836%, and resets quarterly on each September 3, December 3, March 3, and June 3. The Company has the right, subject to regulatory approval, to prepay the subordinated capital note without penalty. The Company’s obligations under its Preferred Securities guarantee and the junior subordinated debentures are unsecured and rank junior to the Company’s obligations under its subordinated capital note.

In addition, the Company obtained a $10.00 million revolving line of credit with NAB, which is due on demand. The line of credit has an interest rate of LIBOR plus 125 basis points, with interest payable quarterly. The interest rate was 1.4067% at September 30, 2014, and will reset on December 5. There were outstanding advances of $5.50 million on this line of credit at September 30, 2014 and 2013.

NAB acts as the counterparty for all of the Company’s interest rate swaps. These swaps are discussed in Note 9.

NAB acts as a dealer on certain security purchases. Securities purchased from NAB totaled $0 and $56.12 million for the years ended September 30, 2014 and 2013, respectively. No commissions were paid to NAB in connection with these purchases.

Interest paid to related parties for notes payable as discussed above and in Note 15 was $0.91 million, $0.91 million and $1.00 million for the years ended September 30, 2014, 2013 and 2012, respectively.

NAB provides the Company’s employees with restricted shares of NAB stock subsequent to meeting short- and long-term incentive goals. A payable is recorded between the Company and NAB based on the value and vesting schedule of issued shares. The liability included in accrued expenses on the consolidated balance sheets was $0.82 million and $2.36 million at September 30, 2014 and 2013, respectively. The expense related to the restricted shares was $2.06 million, $1.94 million and $2.14 million for the years ended September 30, 2014, 2013 and 2012, respectively, and is included within salaries and employee benefits on the consolidated statements of comprehensive income.

Prior to the IPO, our Chief Financial Officer and Chief Risk Officer were employees of NAB and its subsidiary, Bank of New Zealand, respectively. In connection with the IPO, the Company entered into employment agreements with our Chief Financial Officer and Chief Risk Officer, whose employment with NAB or Bank of New Zealand, as applicable, terminated. Additionally, the Company’s Chief Credit Officer is a NAB employee and the Head of Credit-Agribusiness is a Bank of New Zealand employee, both of whom were temporarily seconded to work with the Company beginning in November 2010 and December 2010, respectively, and continuing through December 31, 2014. The Company has generally been responsible for paying the salary and benefits of these individuals while they were or continue to be NAB or Bank of New Zealand employees, however certain of these expenses are reimbursable by NAB. Expenses reimbursed by the Company to NAB in connection with these employees totaled $0.44 million, $0.58 million and $0.88 million for the years ended September 30, 2014, 2013 and 2012, respectively.

During fiscal year 2014, NAB apportioned to its U.S. operations, including the Company, certain costs associated with NAB’s compliance with rules implemented pursuant to authority granted under the Dodd-Frank Act. These costs were apportioned based on the aggregate amount of assets of each of NAB’s U.S. operations relative to the total assets of all of NAB’s U.S. operations. During fiscal year 2014, the Company paid NAB approximately $0.21 million related to these apportioned costs.

In connection with the IPO, other than certain audit-related expenses paid by the Company, NAB has paid or will reimburse all fees and expenses the Company incurred in connection with the IPO. These expenses totaled $1.94 million for the year ended September 30, 2014.

In connection with the IPO, the Company and NAB entered into an agreement providing a framework for our ongoing relationship with NAB referred to as the Transitional Services Agreement whereby NAB will continue to provide us with certain services for a transition period until such time as NAB ceases to control us for purposes of the U.S. Bank Holding Company Act of 1956, as amended, or the BHC Act.

The Company’s Chief Executive Officer’s son owns a 22.5% interest in Sioux Falls Financial Services, LLC, which leases to the Company certain property in South Dakota used as an operations center. The lease agreement for this property commenced on April 1, 2011 and contains customary and standard terms for similar lease arrangements. The term of the lease runs through March 31, 2020, at which point the Company has the option to renew the lease for an additional five year term. Payments under this lease totaled approximately $0.18 million, $0.19 million and $0.17 million for the years ended September 30, 2014, 2013 and 2012, respectively.

The Company’s corporate insurance policies are negotiated and paid by NAB and reimbursed by the Company on an annual basis. The fees we will pay for these services under the Transitional Services Agreement will be based on prevailing market rates.

During the IPO, the underwriters reserved for sale at the initial public offering price up to 5% of the shares offered by this prospectus for sale to some of our directors, officers, employees, friends, family, customers and related persons through a reserved share program. A total of 130,880 shares were purchased in the reserved share program.